UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05951

Exact name of registrant as specified in charter:	Special Money Market Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	06/30/2005

Date of reporting period:	12/31/2004

Item 1	–	Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

DECEMBER 31, 2004

SPECIAL MONEY MARKET FUND, INC.

FUND TYPE

Money market

OBJECTIVE

High current income consistent with the preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

February 14, 2005

We hope that you find the semiannual report for the Special Money Market Fund informative and useful. As a Special Money Market Fund shareholder, you may also be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

Thank you for choosing this fund.

Sincerely,

Judy A. Rice, President

Special Money Market Fund, Inc.

Special Money Market Fund, Inc./Money Market Series	1

Your Fund’s Performance

Fund objective

The investment objective of the Special Money Market Fund, Inc. (the Fund) is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 12/31/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	1.15%	$1.00	39 Days	$6
Class B*	1.28%	$1.00	39 Days	$5
Class C*	1.28%	$1.00	39 Days	$3
Class B/C*	1.28%	$1.00	39 Days	$109
Class Z*	1.28%	$1.00	39 Days	$2
iMoneyNet, Inc. Taxable Prime Retail Avg.**	1.40%	N/A	39 Days	N/A

*	Class B, C, B/C, and Z shares are not subject to distribution and service (12b-1) fees.
**	iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data for all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category as of December 28, 2004, the closest reported date prior to the end of our reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

2

Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

The graphs portray weekly 7-day current yields and weekly WAMs for Special Money Market Fund, Inc. (Class B/C shares–yields only) and the iMoneyNet, Inc. Taxable Prime Retail Average every Tuesday from June 29, 2004, to December 28, 2004, the closest dates to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. The data portrayed at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of December 31, 2004.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Special Money Market Fund, Inc./Money Market Series	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004, at the beginning of the period, and held through the six-month period ended December 31, 2004.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is

4

not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Special Money Market Fund, Inc.		Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,004	0.99%	$5.00
	Hypothetical	$1,000	$1,020	0.99%	$5.04

Class B	Actual	$1,000	$1,005	0.86%	$4.35
	Hypothetical	$1,000	$1,021	0.86%	$4.38

Class C	Actual	$1,000	$1,004	0.86%	$4.34
	Hypothetical	$1,000	$1,021	0.86%	$4.38

Class B/C	Actual	$1,000	$1,005	0.86%	$4.35
	Hypothetical	$1,000	$1,021	0.86%	$4.38

Class Z	Actual	$1,000	$1,005	0.86%	$4.35
	Hypothetical	$1,000	$1,021	0.86%	$4.38

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2004, and divided by the 365 days in the Fund’s fiscal year ending June 30, 2005 (to reflect the six-month period).

Special Money Market Fund, Inc./Money Market Series	5

This Page Intentionally Left Blank

Portfolio of Investments

as of December 31, 2004 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 10.8%
$3,511	Citibank N.A., New York 2.145%, 2/4/05	$3,511,000
3,000	HSH Nordbank AG NY 2.215%, 2/1/05(a)	2,999,902
1,000	Nordea Bank Finland PLC 2.39%, 3/7/05	1,000,000
6,000	Toronto Dominion Bank., New York 2.44%, 3/14/05	6,000,000

		13,510,902

Commercial Paper 46.1%
6,000	Alliance & Leicester PLC 2.44%, 3/8/05	5,973,270
6,348	Amsterdam Funding Corp. 2.39%, 2/11/05	6,330,793
6,000	Bank Ireland Governor & Co. 2.29%, 2/11/05	5,984,420
6,000	Barton Capital Corp. 2.26%, 2/9/05	5,985,407
2,500	CBA (Delaware) Finance, Inc. 2.41%, 2/22/05	2,491,333
1,000	2.69%, 6/17/05	987,707
1,400	CDC Commercial 2.42%, 2/23/05	1,395,033
3,784	Depfa Bank PLC 2.36%, 2/8/05	3,774,613
1,722	Edison Asset Securitization LLC 2.41%, 2/14/05	1,716,949
5,000	Market Street Funding Corp. 2.36%, 1/25/05	4,992,167
2,000	Sheffield Receivables Corp. 2.36%, 1/28/05	1,996,475
6,000	Three Pillars Funding Corp. 2.37%, 1/20/05	5,992,527
4,000	Triple A One Funding Corp. 2.36%, 1/21/05	3,994,761
6,000	Windmill Funding Corp. 2.35%, 2/2/05	5,987,618

		57,603,073

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	7

Portfolio of Investments

as of December 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations 28.8%
$2,000	American Express Credit Corp. 2.381%, 2/7/05(a)	$2,000,000
1,000	Bayerische Landesbank 2.44%, 1/10/05(a)	1,000,022
5,000	Caterpillar Financial Services Corp. 2.27%, 2/3/05(a)	4,999,610
5,000	General Electric Capital Corp. 2.51%, 1/18/05(a)	5,000,000
6,000	Goldman Sachs Group, Inc. 2.64%, 3/15/05(a)	6,000,000
5,000	Merrill Lynch & Co., Inc. 2.54%, 1/11/05(a)	5,000,000
5,000	Morgan Stanley Dean Witter Co. 2.5225%, 1/18/05(a)	5,000,000
5,000	National City Bank, Cleveland, Ohio MTBN 2.35%, 1/3/05(a)	4,998,784
1,000	Pacific Life Insurance Co. 2.62%, 3/16/05(a)(b) (cost $1,000,000; purchased 12/15/04)	1,000,000
1,000	US Bank N.A., Cincinnati, Ohio MTBN 2.4375%, 3/7/05(a)	1,000,362

		35,998,778

U.S. Government Agency Obligation 7.2%
1,000	Federal Home Loan Banks 1.45%, 3/11/05	1,000,000
4,000	1.35%, 4/15/05	4,000,000
4,000	Federal National Mortgage Assoc. 1.40%, 3/29/05	4,000,000

		9,000,000

See Notes to Financial Statements.

8

Principal Amount (000)	Description	Value (Note 1)

Short Term Investments 3.2%
$4,000	Wells Fargo Bank N.A., San Francisco 2.35%, 1/31/05	$3,999,967

Repurchase Agreements 3.7%
4,564	Greenwich Capital Markets, 2.29%, dated 12/31/04, due 1/3/05(d), (cost $4,564,000)	4,564,000

	Total Investments 99.8% (amortized cost $124,676,720)(c)	124,676,720
	Other assets in excess of liabilities 0.2%	238,970

	Net Assets 100%	$124,915,690

(a)	Variable rate instrument. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b)	Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $1,000,000, and is approximately 0.8% of net assets.
(c)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(d)	Repurchase price of $4,564,871 due 1/3/05. Collateralized by $4,564,000 Federal National Mortgage Association Strip with a rate of 2.29%, maturity date of 7/1/2034. The value of the collateral including accrued interest was $4,656,612.

The following abbreviation is used in portfolio descriptions:

MTBN—Medium Term Bond Note

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	9

The Industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2004 was as follows:

Asset-Backed Securities	32.0%
Commercial Banks	31.0
Security Brokers & Dealers	12.8
Federal Credit Agencies	7.2
Short-Term Business Credit	5.1
Oil & Gas Field Machine & Equipment	4.0
Repurchase Agreement	3.7
Personal Credit	3.2
Life Insurance	0.8

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

10

Financial Statements

DECEMBER 31, 2004	SEMIANNUAL REPORT

Special Money Market Fund, Inc./Money Market Series

Statement of Assets and Liabilities

as of December 31, 2004 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$124,676,720
Receivable for Series shares sold	343,321
Interest receivable	122,111
Prepaid expenses	6,788

Total assets	125,148,940

Liabilities
Payable for Series shares reacquired	131,480
Management fee payable	54,130
Accrued expenses	40,634
Dividends payable	4,346
Deferred directors’ fees	1,523
Distribution fee payable	601
Payable to custodian	536

Total liabilities	233,250

Net Assets	$124,915,690

Net assets were comprised of:
Common stock, $0.001 par value per share	$124,916
Paid-in capital in excess of par	124,790,774

Net assets, December 31, 2004	$124,915,690

See Notes to Financial Statements.

12

Class A
Net asset value, offering price and redemption price per share ($5,574,107 ÷ 5,574,107 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share ($5,273,714 ÷ 5,273,714 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share ($3,075,645 ÷ 3,075,645 shares of common stock issued and outstanding)	$1.00

Class B/C
Net asset value, offering price and redemption price per share ($109,418,477 ÷ 109,418,477 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($1,573,747 ÷ 1,573,747 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	13

Statement of Operations

Six Months Ended December 31, 2004 (Unaudited)

Net Investment Income
Income
Interest and discount earned	$1,223,754

Expenses
Management fee	351,217
Distribution fee	3,448
Transfer agent’s fees and expenses	109,000
Custodian’s fees and expenses	46,000
Registration fees	45,000
Legal fees and expenses	42,000
Audit fee	6,000
Directors’ fees	4,000
Insurance expense	2,000
Miscellaneous	1,708

Total expenses	610,373

Net investment income	613,381

Realized Gain On Investments
Net realized gain on investment transactions	2,230

Net Increase In Net Assets Resulting From Operations	$615,611

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

as of December 31, 2004 (Unaudited)

	Six Months Ended December 31, 2004	Year Ended June 30, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$613,381	$553,668
Net realized gain on investment transactions	2,230	6,855

Net increase in net assets resulting from operations	615,611	560,523

Dividends and distributions to shareholders (Note 1)
Class A	(21,275)	(8,011)
Class B	(23,933)	(16,687)
Class C	(24,846)	(10,516)
Class B/C	(539,053)	(517,636)
Class Z	(6,504)	(7,673)

	(615,611)	(560,523)

Fund share transactions (at $1.00 per share) (Note 4)
Proceeds from shares sold	36,374,942	95,621,010
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	557,478	488,823
Cost of shares reacquired	(60,319,604)	(154,216,446)

Net decrease in net assets from Series share transactions	(23,387,184)	(58,106,613)

Total decrease	(23,387,184)	(58,106,613)

Net Assets
Beginning of period	148,302,874	206,409,487

End of period	$124,915,690	$148,302,874

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	15

Notes to Financial Statements

(Unaudited)

Special Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company consisting of only the Money Market Series (the “Series”). Investment operations of the Series commenced on January 22, 1990.

The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests in a diversified portfolio of high quality money market securities maturing in 13 months or less. The ability of issuers of securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors.

Restricted Securities: The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Fund at December 31, 2004 include registration rights under which the Fund may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

16

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI” or “Manager”). Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. (“PIM” or “Subadviser”), PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Special Money Market Fund, Inc./Money Market Series	17

Notes to Financial Statements

(Unaudited) Cont’d

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class B/C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class B, Class C, Class B/C and Class Z shares of the Fund.

Pursuant to the Class A Plan, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .125 of 1% of the average daily net assets of Class A for the six months ended December 31, 2004.

PI, PIM and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended December 31, 2004, the Fund incurred fees of approximately $89,300 for the services of PMFS. As of December 31, 2004, approximately $14,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $18,000 in total networking fees, of which the amount relating to the services of Wachovia Securities LLC (“Wachovia”), an affiliate of PI, was approximately $3,300 for the six months ended December 31, 2004. As of December 31, 2004 approximately $600 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Capital

The Series offers Class A, Class B, Class C, Class B/C and Class Z shares.

18

Investors who hold Class B shares of any of the Strategic Partners funds who wish to exchange into the Fund receive Class B shares of the Fund. Similarly, investors who hold Class C shares of any of the Strategic Partners funds receive Class C of the Fund. Class B and Class C shares of the Fund, like Class B/C, have no front-end or back-end charges, and carry no 12b-1 Fees.

The Strategic Partners investors who held Class B/C shares through September 9, 2002 have been grandfathered and will continue to hold those shares until they redeem.

The Fund has authorized two billion shares of beneficial interest at $.001 par value.

Transactions in shares of common stock (at $1 per share) were as follows:

Class A	Shares and Dollar Amount
Six months ended December 31, 2004:
Shares sold	$3,815,879
Shares issued in reinvestment of dividends and distributions	20,865
Shares reacquired	(3,214,490)

Net increase (decrease) in shares outstanding	$622,254

Year ended June 30, 2004:
Shares sold	$10,908,254
Shares issued in reinvestment of dividends and distributions	7,118
Shares reacquired	(8,537,764)

Net increase (decrease) in shares outstanding	$2,377,608

Class B
Six months ended December 31, 2004:
Shares sold	$4,947,501
Shares issued in reinvestment of dividends and distributions	22,421
Shares reacquired	(4,421,167)

Net increase (decrease) in shares outstanding	$548,755

Year ended June 30, 2004:
Shares sold	$9,468,627
Shares issued in reinvestment of dividends and distributions	15,160
Shares reacquired	(10,766,506)

Net increase (decrease) in shares outstanding	$(1,282,719)

Special Money Market Fund, Inc./Money Market Series	19

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares and Dollar Amount
Six months ended December 31, 2004:
Shares sold	$10,707,158
Shares issued in reinvestment of dividends and distributions	20,538
Shares reacquired	(15,456,401)

Net increase (decrease) in shares outstanding	$(4,728,705)

Year ended June 30, 2004:
Shares sold	$14,846,262
Shares issued in reinvestment of dividends and distributions	8,482
Shares reacquired	(9,233,156)

Net increase (decrease) in shares outstanding	$5,621,588

Class B/C
Six months ended December 31, 2004:
Shares sold	$16,602,550
Shares issued in reinvestment of dividends and distributions	487,074
Shares reacquired	(37,109,307)

Net increase (decrease) in shares outstanding	$(20,019,683)

Year ended June 30, 2004:
Shares sold	$59,276,789
Shares issued in reinvestment of dividends and distributions	450,479
Shares reacquired	(123,418,871)

Net increase (decrease) in shares outstanding	$(63,691,603)

Class Z
Six months ended December 31, 2004:
Shares sold	$301,854
Shares issued in reinvestment of dividends and distributions	6,580
Shares reacquired	(118,239)

Net increase (decrease) in shares outstanding	$190,195

Year ended June 30, 2004:
Shares sold	$1,121,078
Shares issued in reinvestment of dividends and distributions	7,584
Shares reacquired	(2,260,149)

Net increase (decrease) in shares outstanding	$(1,131,487)

20

Note 5. Reorganization

On November 18, 2003, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization which provided for the transfer of all assets and assumption of all liabilities of Class A, Class B, Class C, Class B/C or Class Z shares of Special Money Market Fund for Class A, Class B, Class C or Class Z shares of MoneyMart Assets. Class B/C shareholders who were formerly Class B shareholders of another Prudential Mutual Fund before exchanging into Special Money Market Fund will receive Class B shares of MoneyMart Assets. Class B/C shareholders who were formerly Class C shareholders of another Prudential Mutual Fund before exchanging into Special Money Market Fund will receive Class C shares of MoneyMart.

At the close of business on November 19, 2003, the Special Money Market Fund has been closed to new accounts pending the merger with the MoneyMart Assets. Based on the approval of the Shareholders, the merger of Special Money Market Fund with MoneyMart Assets will be effective at the close of business on March 11, 2005. Shareholders of the Special Money Market Fund may redeem shares through the effective time of the merger.

Special Money Market Fund, Inc./Money Market Series	21

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00

Net investment income and net realized gains	.004
Dividends and distributions to shareholders	(.004)

Net asset value, end of period	$1.00

Total Return(a):	.39%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,574
Average net assets (000)	$5,472
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.99	%(c)
Expenses, excluding distribution and service (12b-1) fees	.86	%(c)
Net investment income	.77	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than a full year are not annualized.
(b)	Commencement of offering of Class A shares.
(c)	Annualized.

See Notes to Financial Statements.

22

Class A
Year Ended June 30,			January 26, 2001(b) Through June 30, 2001
2004	2003	2002

$1.00	$1.00	$1.00	$1.00

.002	.007	.019	.018
(.002)	(.007)	(.019)	(.018)

$1.00	$1.00	$1.00	$1.00

.20%	.71%	1.98%	1.90%

$4,952	$2,574	$2,164	$1,681
$3,735	$2,474	$2,082	$276

.98%	.91%	.87%	.83	%(c)
.85%	.78%	.74%	.70	%(c)
.21%	.66%	1.87%	4.23	%(c)

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	23

Financial Highlights

(Unaudited) Cont’d.

	Class B
	Six Months Ended December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00

Net investment income and net realized gains	.005
Dividends and distributions to shareholders	(.005)

Net asset value, end of period	$1.00

Total Return(a):	.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,274
Average net assets (000)	$5,309
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.86	%(c)
Expenses, excluding distribution and service (12b-1) fees	.86	%(c)
Net investment income	.89	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of offering of Class B shares. (See Note 4).
(c)	Annualized.

See Notes to Financial Statements.

24

Class B
Year Ended June 30, 2004	September 9, 2002 (b) Through June 30, 2003

$1.00	$1.00

.003	.006
(.003)	(.006)

$1.00	$1.00

.33%	.64%

$4,725	$6,008
$4,997	$4,394

.85%	.78	%(c)
.85%	.78	%(c)
.33%	.65	%(c)

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	25

Financial Highlights

(Unaudited) Cont’d.

	Class C
	Six Months Ended December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00

Net investment income and net realized gains	.005
Dividends and distributions to shareholders	(.005)

Net asset value, end of period	$1.00

Total Return(a):	.45%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,076
Average net assets (000)	$5,791
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.86	%(c)
Expenses, excluding distribution and service (12b-1) fees	.86	%(c)
Net investment income	.85	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of offering of Class C shares. (See Note 4).
(c)	Annualized.

See Notes to Financial Statements.

26

Class C
Year Ended June 30, 2004	September 9, 2002(b) Through June 30, 2003

$1.00	$1.00

.003	.006
(.003)	(.006)

$1.00	$1.00

.33%	.64%

$7,804	$2,183
$2,781	$1,811

.85%	.78	%(c)
.85%	.78	%(c)
.38%	.67	%(c)

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	27

Financial Highlights

(Unaudited) Cont’d.

	Class B/C
	Six Months Ended December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00

Net investment income and net realized gains	.005
Dividends and distributions to shareholders	(.005)

Net asset value, end of period	$1.00

Total Return(a):	.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$109,418
Average net assets (000)	$121,326
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.86	%(b)
Expenses, excluding distribution and service (12b-1) fees	.86	%(b)
Net investment income	.88	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

28

Class B/C
Year Ended June 30,
2004	2003	2002	2001	2000

$1.00	$1.00	$1.00	$1.00	$1.00

.003	.008	.020	.054	.052
(.003)	(.008)	(.020)	(.054)	(.052)

$1.00	$1.00	$1.00	$1.00	$1.00

.33%	.84%	2.11%	5.63%	5.32%

$129,438	$193,130	$223,296	$263,196	$229,247
$156,177	$236,506	$246,999	$252,744	$308,237

.85%	.78%	.74%	.70%	.68%
.85%	.78%	.74%	.70%	.68%
.33%	.84%	2.11%	5.36%	5.17%

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	29

Financial Highlights

(Unaudited) Cont’d.

	Class Z
	Six Months Ended December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00

Net investment income and net realized gains	.005
Dividends and distributions to shareholders	(.005)

Net asset value, end of period	$1.00

Total Return(a):	.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,574
Average net assets (000)	$1,444
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.86	%(e)
Expenses, excluding distribution and service (12b-1) fees	.86	%(e)
Net investment income	.89	%(e)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of offering of Class Z shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on June 7, 2001.
(d)	Figure is actual and not rounded to nearest thousand.
(e)	Annualized.

See Notes to Financial Statements.

30

Class Z
Year Ended June 30,			January 26, 2001(b) Through June 30, 2001
2004	2003	2002

$1.00	$1.00	$1.00	$1.00

.003	.008	.014	.001
(.003)	(.008)	(.014)	(.001)

$1.00	$1.00	$1.00	$1.00

.33%	.84%	1.43%	.08%

$1,384	$2,515	$643	$50	(d)
$2,324	$1,419	$83	$50	(d)

.85%	.78%	.74%	.70	%(c)
.85%	.78%	.74%	.70	%(c)
.33%	.67%	1.27%	2.43	%(c)

See Notes to Financial Statements.

Special Money Market Fund, Inc./Money Market Series	31

■ MAIL	■ TELEPHONE	■ WEBSITES
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com www.strategicpartners.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Officer •
Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Special Money Market Fund, Inc.
Share Class	A	B	C	B/C	Z
NASDAQ	N/A	N/A	N/A	PBSXX	N/A
CUSIP	84741P102	84741P508	84741P607	84741P201	84741P300

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Special Money Market Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Special Money Market Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com within 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Special Money Market Fund, Inc.
Share Class	A	B	C	B/C	Z
NASDAQ	N/A	N/A	N/A	PBSXX	N/A
CUSIP	84741P102	84741P508	84741P607	84741P201	84741P300

MF141E2    IFS-A100895    Ed. 02/2005

Item 2	–	Code of Ethics – Not required as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4	–	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Directors adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Directors is responsible for nominating directors and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available on the Fund’s website at www.jennisondryden.com.

Selection of Director Nominees. The Nominating and Governance Committee is responsible for considering nominees for directors at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at Special Money Market Fund, Inc., P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Directors

Shareholders of the Funds can communicate directly with the Board of Directors by writing to the Chair of the Board, Special Money Market Fund, Inc., P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that director at Special Money Market Fund, Inc., P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual directors are not screened before being delivered to the addressee.

Item 11	–	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12	–	Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Special Money Market Fund, Inc.

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary

Date February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date February 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 23, 2005

* Print the name and title of each signing officer under his or her signature.